Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 117.0%

Alabama — 0.6%
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 02/01/43	$2,425	$2,853,749
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	2,835	3,017,943

		5,871,692

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	2,809,705

Arizona — 1.2%
Arizona IDA, RB(a):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	1,480	1,288,207
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	1,675	1,345,226
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	1,290	1,009,760
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	810	659,129
Odyssey Preparatory Academy Project, 5.00%, 07/01/54	945	764,552
County of Maricopa Arizona IDA, Refunding RB, Legacy Traditional Schools Project(a):
5.00%, 07/01/39	630	592,389
5.00%, 07/01/54	1,420	1,281,437
County of Maricopa Industrial Development Authority, Refunding RB, HonorHealth, Series A, 5.00%, 09/01/42	435	480,358
County of Pima Arizona IDA, Refunding RB, American Leadership Academy Project, 5.00%, 06/15/52(a)	1,620	1,249,360

Security	Par (000)	Value

Arizona (continued)
County of Pima IDA, RB, American Leadership Academy Project, 5.00%, 06/15/47(a)	$2,545	$1,995,178

		10,665,596

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	4,350	3,714,683

California — 10.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	3,200	3,246,816
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/37	2,965	3,183,491
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	4,030	4,245,847
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	1,160	1,299,525
Series A, 5.00%, 03/01/37	1,275	1,429,186
Series A-1, 5.75%, 03/01/34	2,300	2,366,355
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	1,830	1,909,605
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	810	786,405
Series A-2, 5.00%, 06/01/47	1,340	1,307,277
Grossmont California Union High School District, GO, CAB, Election of 2004, 0.00%, 08/01/31(c)	5,110	3,838,939
Long Beach Unified School District, GO, CAB, Election of 2008, Series B, 0.00%, 08/01/34(c)	5,000	3,400,200
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(d)	3,975	4,000,996
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(c)	7,620	4,079,062

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B(c):
0.00%, 08/01/35	$7,820	$5,117,721
0.00%, 08/01/36	10,000	6,298,300
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C(c):
0.00%, 08/01/37	8,000	4,932,160
0.00%, 08/01/38	12,940	7,687,524
San Diego California Unified School District, GO, Election of 2008, Series G(b)(c):
0.00%, 01/01/24	1,860	1,017,736
0.00%, 01/01/24	1,970	1,015,161
0.00%, 01/01/24	2,960	1,436,547
0.00%, 01/01/24	1,975	903,049
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,709,797
San Marcos Unified School District, GO, Election of 2010, Series A(b):
5.00%, 08/01/21	1,800	1,896,822
5.00%, 08/01/21	1,600	1,686,864
State of California, GO, Refunding, Various Purposes:
4.00%, 03/01/40	6,500	7,262,190
5.00%, 09/01/41	2,700	2,815,101
5.00%, 10/01/41	2,555	2,667,982
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 04/01/30	10	10,034
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	5,485,989
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 08/01/36(c)	6,545	3,852,780

		91,889,461

Colorado — 2.5%
Colorado Educational & Cultural Facilities Authority, RB, Rocky Mountain School of Expeditionary Learning, 5.00%, 03/01/50(a)	2,530	2,142,758
Colorado Educational & Cultural Facilities Authority, Refunding RB, Rocky Mountain Classical Academy Project, 5.00%, 10/01/59(a)	3,365	2,963,555
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A-2, 5.00%, 08/01/44	7,500	7,962,225

Security	Par (000)	Value

Colorado (continued)
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	$1,500	$1,500,435
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	5,655	6,141,726
STC Metropolitan District No 2, GO, Refunding, Series A:
5.00%, 12/01/38	1,285	1,163,465
5.00%, 12/01/49	1,000	876,300

		22,750,464

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, Mary Wade Home Issue, Series A-1, 5.00%, 10/01/54(a)	715	591,434

Florida — 9.8%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/42	4,000	4,663,560
City Of South Miami Health Facilities Authority, Inc., Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	2,965	3,269,950
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	4,535	4,746,875
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/42	3,000	3,302,490
County of Broward Florida Airport System Revenue, RB, Series A , AMT, 5.00%, 10/01/40	3,000	3,238,380
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	2,712,034
5.38%, 10/01/32	3,440	3,566,282
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	5,695	6,354,139
Series B, AMT, 6.00%, 10/01/30	1,820	2,028,991
Series B, AMT, 6.25%, 10/01/38	1,165	1,299,196
Series B, AMT, 6.00%, 10/01/42	1,865	2,066,196
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	530	571,658
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	14,360	15,248,884

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	$1,675	$1,830,172
County of Miami-Dade Florida, Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	6,500	7,176,325
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	1,550	1,553,875
5.00%, 08/01/47	4,590	4,495,584
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(b)	50	52,875
5.00%, 10/01/31	3,050	3,205,062
Florida Development Finance Corp., RB, Waste Pro USA, Inc. Project, AMT(a):
5.00%, 05/01/29	1,500	1,475,430
5.00%, 08/01/29(e)	595	594,726
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/42	4,760	5,222,244
LT Ranch Community Development District, Special Assessment Bonds:
4.00%, 05/01/40	1,415	1,271,434
4.00%, 05/01/50	2,000	1,701,580
Parker Road Community Development District, Special Assessment Bonds:
3.88%, 05/01/40	900	777,033
4.10%, 05/01/50	1,000	858,310
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, 5.00%, 04/01/37	4,630	5,040,866
Westside Community Development District, Refunding, Special Assessment Bonds(a):
4.10%, 05/01/37	640	531,091
4.13%, 05/01/38	630	518,881

		89,374,123

Georgia — 0.5%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	1,405	1,535,651
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	1,105	1,182,472

Security	Par (000)	Value

Georgia (continued)
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	$395	$428,788
5.00%, 04/01/44	1,775	1,838,137

		4,985,048

Hawaii — 1.3%
State of Hawaii Airports System Revenue, ARB, Series A,AMT, 5.00%, 07/01/43	2,385	2,626,600
State of Hawaii Department of Budget & Finance, Refunding RB, Hawaiian Electric Co., Inc. AMT, 4.00%, 03/01/37	5,275	5,447,809
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 08/01/27	2,000	2,153,060
5.00%, 08/01/28	1,775	1,906,315

		12,133,784

Illinois — 14.1%
Chicago O’Hare International Airport, Refunding RB, O’Hare International Airport, Senior Lien AMT, Series B, 5.00%, 01/01/31	2,425	2,503,764
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	3,035	3,190,028
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	7,555	7,806,657
3rd Lien, Series A, 5.75%, 01/01/39	1,445	1,474,377
Senior Lien, Series D, 5.25%, 01/01/42	8,285	9,247,385
Senior Lien, Series D, AMT, 5.00%, 01/01/42	2,865	3,106,892
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,707,221
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,252,372
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	615	657,865
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	8,700	9,105,681

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB:
Northshore University Heal, 4.00%, 08/15/40	$1,770	$1,870,129
Presence Health Network, Series C, 5.00%, 02/15/41	10,000	11,274,700
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	985	1,017,525
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC)(c):
0.00%, 12/15/33	20,000	11,405,200
0.00%, 12/15/34	41,880	22,589,653
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(c)	9,430	3,190,263
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,700	1,793,993
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 06/01/20	200	200,950
State of Illinois, GO:
5.25%, 07/01/29	3,160	3,118,794
5.00%, 05/01/32	7,500	7,035,075
5.25%, 02/01/33	5,860	5,583,760
5.50%, 07/01/33	2,235	2,174,141
5.25%, 02/01/34	5,360	5,048,477
5.50%, 07/01/38	1,200	1,133,484
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	8,540	9,649,004

		129,137,390

Indiana — 0.8%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,053,149
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	1,400	1,432,802
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	2,425	2,488,559

		6,974,510

Kentucky — 2.1%
City of Kentucky Public Energy Authority, RB, Gas Supply, Series C-1, 4.00%, 12/01/49(e)	10,125	10,769,760

Security	Par (000)	Value

Kentucky (continued)
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/23(b)	$1,000	$1,103,950
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.60%, 07/01/39(d)	8,225	7,683,466

		19,557,176

Louisiana — 2.1%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	4,825	5,171,676
Jefferson Sales Tax District, RB, Series B (AGM):
5.00%, 12/01/34	670	799,598
5.00%, 12/01/35	895	1,065,632
5.00%, 12/01/36	805	957,982
5.00%, 12/01/37	1,005	1,195,447
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 02/01/44	8,155	8,943,915
Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	1,170	1,184,707

		19,318,957

Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	5,950	6,203,708
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	320	337,133
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	2,160	2,229,250
Series C, 5.35%, 12/01/42	840	841,008
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	3,495	3,849,707

		13,460,806

Michigan — 5.1%
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group(b):
Hospital;, 5.00%, 12/01/21	16,040	17,073,296
5.00%, 12/01/21	60	63,863

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State University, Refunding RB, Board of Trustees, Series B, 4.00%, 02/15/39	$2,125	$2,372,860
Michigan Strategic Fund, RB, AMT:
1-75 Improvement Project (AGM), 4.25%, 12/31/38	2,000	1,992,660
I-75 Improvement Project, 5.00%, 12/31/43	9,940	10,018,526
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,330	1,424,071
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,075	2,192,196
Series I-A, 5.38%, 10/15/41	1,900	2,002,524
Series II-A (AGM), 5.25%, 10/15/36	8,040	8,459,849
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	1,080	1,186,704

		46,786,549

Nebraska — 0.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	6,825	7,265,622

Nevada — 1.3%
City of Las Vegas NV Special Improvement District No 814, Special Assessment Bonds, Summerlin Villages 21 & 24A:
4.00%, 06/01/39	380	321,172
4.00%, 06/01/44	1,065	858,092
Las Vegas Convention & Visitors Authority, RB, Series B, 5.00%, 07/01/43	10,000	10,336,200

		11,515,464

New Jersey — 11.4%
New Jersey Economic Development Authority, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	4,920	5,002,213
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	1,930	1,993,555
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	590	573,374
Series WW, 5.25%, 06/15/25(b)	55	66,673
Series WW, 5.25%, 06/15/33	445	451,693

Security	Par (000)	Value

New Jersey (continued)
Series WW, 5.00%, 06/15/34	$570	$570,667
Series WW, 5.00%, 06/15/36	2,635	2,611,628
Series WW, 5.25%, 06/15/40	970	972,425
New Jersey Economic Development Authority, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 09/01/24	6,325	6,630,561
Series N-1 (NPFGC), 5.50%, 09/01/28	1,685	1,931,869
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT:
Series 1, 5.50%, 12/01/25	480	502,728
Series 1, 5.50%, 12/01/26	690	722,395
Series 1, 5.75%, 12/01/28	75	78,748
Series 1, 5.88%, 12/01/33	6,895	7,228,856
Series B, 3.25%, 12/01/39	7,670	7,559,092
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	2,645	2,726,995
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(c)	10,000	5,008,700
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25(c)	8,550	7,190,379
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	4,205	4,642,320
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/29	2,145	2,349,225
Transportation Program, Series AA, 5.25%, 06/15/33	4,150	4,195,691
Transportation Program, Series AA, 5.00%, 06/15/38	3,990	3,912,514
Transportation System, Series A, 5.50%, 06/15/21(b)	2,980	3,143,632
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	4,000	4,397,680
Transportation System, Series AA, 5.50%, 06/15/39	5,625	5,693,456
Transportation System, Series B, 5.00%, 06/15/21(b)	2,575	2,698,445
Transportation System, Series B, 5.50%, 06/15/31	1,000	1,007,640
Transportation System, Series D, 5.00%, 06/15/32	1,825	1,835,786

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/46	$4,000	$4,159,800
Series A, 5.25%, 06/01/46	11,035	11,759,779
Sub-Series B, 5.00%, 06/01/46	2,675	2,689,231

		104,307,750

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/49	540	449,204
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	1,040	1,119,217

		1,568,421

New York — 5.9%
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,490,507
City of New York Transitional Finance Authority Future Tax Secured, RB, Future Tax Secured:
Subordinate Bond, Series C-3, 5.00%, 05/01/41	5,000	5,787,200
Sub-Series F-1, 5.00%, 05/01/39	3,360	3,857,818
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	1,190	1,236,339
5.75%, 02/15/47	730	751,382
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,270	4,439,860
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	3,055	2,815,763
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/45	5,000	5,820,700
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	8,300	8,461,850
Port Authority of New York & New Jersey, ARB, Consolidated Bonds, AMT, 5.00%, 11/01/44	2,500	2,809,675
State of New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45(f)	4,550	5,025,748

Security	Par (000)	Value

New York (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 5.00%, 03/15/43	$7,500	$8,747,400

		54,244,242

Ohio — 4.2%
American Municipal Power, Inc., RB, Combined Hydroelectric Projects, Series A, 5.00%, 02/15/41	4,000	4,563,720
American Municipal Power, Inc., Refunding RB, Combined Hydroelectric Projects, Series A, 5.00%, 02/15/38	2,375	2,719,755
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Class 2, Series B-2, 5.00%, 06/01/55	11,480	10,156,126
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	3,000	3,258,660
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 11/13/23(b)	11,135	12,925,174
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	1,950	2,114,073
5.25%, 02/15/33	2,730	2,960,330

		38,697,838

Oregon — 0.3%
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/39(d)	395	460,716
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(d)	420	487,759
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	2,800	1,415,904

		2,364,379

Pennsylvania — 8.0%
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/22(b)	3,305	3,586,156
Tobacco Master Settlement Payment, 5.00%, 06/01/34	2,180	2,503,926
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	8,805	8,868,924
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/34	7,115	7,225,069
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	6,850	6,928,912

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	$5,000	$5,080,550
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	8,075	8,604,236
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	1,775	1,923,071
Series A-1, 5.00%, 12/01/41	2,320	2,575,618
Series B, 5.00%, 12/01/40	4,920	5,397,929
Series C, 5.50%, 12/01/23(b)	1,565	1,813,694
Sub-Series B-1, 5.00%, 06/01/42	7,330	8,023,491
Subordinate, Series A, 5.00%, 12/01/44	5,000	5,596,900
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	2,575	2,651,323
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,357,858

		73,137,657

Puerto Rico — 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	5,742	1,320,430
Series A-1, 5.00%, 07/01/58	1,175	1,097,474
Series A-2, 4.33%, 07/01/40	573	511,746
Series A-2, 4.78%, 07/01/58	214	192,641
Series B-1, 4.75%, 07/01/53	1,302	1,173,467
Series B-1, 5.00%, 07/01/58	15,757	14,709,317
Series B-2, 4.33%, 07/01/40	12,433	11,075,565
Series B-2, 4.78%, 07/01/58	1,261	1,124,156

		31,204,796

Rhode Island — 1.2%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	3,000	3,058,050
5.00%, 06/01/50	7,465	7,801,373

		10,859,423

South Carolina — 6.3%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(b)	3,600	3,850,920

Security	Par (000)	Value

South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB:
Bishop Gadsden Episcopal Retirement Community, 5.00%, 04/01/44	$285	$285,217
Bishop Gadsden Episcopal Retirement Community, 4.00%, 04/01/49	270	220,023
Bishop Gadsden Episcopal Retirement Community, 5.00%, 04/01/49	765	751,873
Bishop Gadsden Episcopal Retirement Community, 4.00%, 04/01/54	580	461,732
Bishop Gadsden Episcopal Retirement Community, 5.00%, 04/01/54	1,385	1,348,741
Hilton Head Christian Academy, 5.00%, 01/01/40(a)	2,630	2,217,642
McLeod Health Obligated Group, 5.00%, 11/01/43	5,000	5,607,400
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/38	3,380	3,969,235
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	6,530	7,783,238
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	11,450	12,084,788
Series E, 5.50%, 12/01/53	4,525	4,756,046
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	5,870	6,164,850
(AGM), 5.00%, 12/01/56	7,155	8,181,313

		57,683,018

Tennessee — 0.5%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	4,665	4,973,030

Texas — 12.5%
Central Texas Turnpike System, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/22(b)	11,345	12,393,278
City of Houston Texas Airport System Revenue, Refunding RB, Special Facilities, Continental Airlines, Inc., Series A, AMT, 6.63%, 07/15/38	1,295	1,308,908

7

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Revenue, Refunding RB, 5.00%, 02/01/42	$7,450	$8,600,429
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	1,450	1,582,733
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	5,810	3,086,911
County of Tarrant Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/34	5,000	5,756,750
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,313,697
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	10,980	11,291,063
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	2,745	2,979,149
Grand Parkway Transportation Corp., RB, Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/43	7,940	9,287,497
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	9,685	4,533,936
North Texas Tollway Authority, Refunding RB:
1st Tier-Series A, 5.00%, 01/01/39	9,080	10,386,249
2nd Tier-Series B, 5.00%, 01/01/43	12,355	13,813,631
Series B, 5.00%, 01/01/40	1,710	1,807,846
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(c):
0.00%, 09/15/35	680	345,032
0.00%, 09/15/36	12,195	5,860,917
0.00%, 09/15/37	8,730	3,923,262
Texas City Industrial Development Corp., RB, NRG Energy, Inc. Project, 4.13%, 12/01/45	820	824,945
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,665	1,729,569
5.00%, 12/15/32	3,930	4,070,026

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	$3,630	$3,465,743
Texas Water Development Board, RB, State Water Implementation Fund, Series B, 4.00%, 10/15/43	4,315	4,870,599

		114,232,170

Utah — 1.3%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/42	3,490	3,836,417
5.00%, 07/01/43	3,190	3,435,279
Salt Lake City Corp. Airport Revenue, RB, AMT, Series A, 5.00%, 07/01/37	3,475	3,920,669
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A(a):
5.00%, 06/15/39	190	167,835
5.00%, 06/15/49	380	314,853

		11,675,053

Washington — 5.1%
Port of Seattle Washington, ARB, AMT, Series A, 5.00%, 05/01/38	20,000	21,913,600
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	2,830	3,001,158
State of Washington Convention Center Public Facilities District, RB, Civic Convention Center, 5.00%, 07/01/38	9,260	9,637,901
Washington Health Care Facilities Authority, RB, MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	1,000	1,048,280
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.00%, 08/15/41	9,000	9,570,060
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	1,520	1,206,546

		46,377,545

Wisconsin — 2.2%
Public Finance Authority, Refunding RB, Penick Village Obligation Group(a):
5.00%, 09/01/39	100	85,323
5.00%, 09/01/49	145	116,383
5.00%, 09/01/54	660	520,153

8

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, Series A, 5.00%, 11/15/36	$4,815	$5,376,284
Ascension Health Credit Group, Series A, 5.00%, 11/15/39	5,000	5,532,450
Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	7,350	8,750,248

		20,380,841

Total Municipal Bonds — 117.0% (Cost — $1,032,305,366)		1,070,508,627

Municipal Bonds Transferred to Tender Option Bond Trusts — 43.5%(g)

Arizona — 1.0%
City of Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 07/01/43(a)(e)	8,500	9,287,270

California — 3.0%
City & County of San Francisco California Airports International Airport, Refunding ARB, AMT, Series E, 5.00%, 05/01/45	14,215	15,960,594
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(h)	7,074	8,388,273
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	3,000	3,488,280

		27,837,147

Colorado — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(h)(a)(e)	5,833	6,580,580

Connecticut — 0.5%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,932	4,261,158

Florida — 3.9%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	8,760	9,848,255
City of Miami Beach Florida Stormwater Revenue, Refunding RB, 5.00%, 09/01/41(a)(e)	10,000	11,630,696

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	$4,840	$5,066,996
County of Pinellas Florida School Board, COP, Master Lease Program, Series A, 5.00%, 07/01/41	7,880	9,095,490

		35,641,437

Illinois — 4.6%
Illinois St Toll Highway Auth, RB, Series A, 5.00%, 01/01/44(a)(e)	12,000	13,795,080
State of Illinois Toll Highway Authority, RB:
Senior, Series C, 5.00%, 01/01/36	10,000	10,968,698
Series A, 5.00%, 01/01/38	5,836	6,192,334
Series A, 5.00%, 01/01/40	7,621	8,359,816
Series B, 5.00%, 01/01/40	2,939	3,254,827

		42,570,755

Kansas — 1.8%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/26(b)	13,470	16,881,547

Massachusetts — 3.2%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	4,204	4,644,769
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series E, 5.25%, 09/01/43(a)(e)	20,000	24,268,400

		28,913,169

Michigan — 2.2%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,591	6,044,313
State of Michigan Building Authority, Refunding RB, Series I:
Facilities Program, 5.00%, 10/15/45	2,410	2,729,663
5.00%, 04/15/38	10,000	11,421,898

		20,195,874

Nevada — 2.5%
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 06/01/43	9,730	11,410,565

9

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	$9,840	$11,039,988

		22,450,553

New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	2,320	2,641,506
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,328,900
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	4,961	4,970,819

		19,941,225

New York — 7.0%
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	15,521	17,155,579
Series DD, 5.00%, 06/15/35	4,740	5,353,356
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	9,850	10,108,365
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	6,402	7,160,010
State of New York Dormitory Authority, RB, Group B, State Sales Tax, Series A, 5.00%, 03/15/39	7,622	8,789,596
State of New York Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	14,280	15,457,529

		64,024,435

Pennsylvania — 2.0%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,560	2,898,074
Geisinger Authority Pennsylvania, Refunding RB, Geisinger Health System, Series A, 4.00%, 06/01/41	15,000	15,509,250

		18,407,324

Texas — 3.7%
Aldine Independent School District, GO, Refunding (PSF-GTD), 5.00%, 02/15/42	9,701	11,393,599

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$1,798	$1,930,891
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	9,840	11,147,244
Dallas-Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(h)	8,868	9,128,157

		33,599,891

Virginia — 1.5%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	11,740	14,091,401

Washington — 1.9%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,355,546
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	8,205	9,927,229

		17,282,775

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, 5.00%, 11/15/39	12,650	13,997,096
Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	2,490	2,660,964

		16,658,060

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.5% (Cost — $387,143,483)		398,624,601

Total Long-Term Investments — 160.5% (Cost — $1,419,448,849)		1,469,133,228

10

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

	Shares	Value

Short-Term Securities — 2.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.15%(i)(j)	22,062,614	$22,067,027

Total Short-Term Securities — 2.4% (Cost — $22,055,122)		22,067,027

Total Investments — 162.9% (Cost — $1,441,503,971)		1,491,200,255

Other Assets Less Liabilities — 0.9%		8,413,470

Shares	Value

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.9)%	$(228,360,432)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (38.9)%	(355,978,160)

Net Assets Applicable to Common Shares — 100.0%	$915,275,133

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2021 to June 1, 2026, is $14,121,096.

(i)	Annualized 7-day yield as of period end.
(j)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, Muni Cash, Institutional Class	8,294,999	13,767,615	(b)	—	22,062,614	$22,067,027	$95,758	$(285)	$11,904

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

11

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Portfolio Abbreviations (continued)

HFA — Housing Finance Agency

IDA — Industrial Development Authority

ISD — Independent School District

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,469,133,228	$—	$1,469,133,228
Short-Term Securities	22,067,027	—	—	22,067,027

	$22,067,027	$1,469,133,228	$—	$1,491,200,255

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(227,303,448)	$—	$(227,303,448)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(583,703,448)	$—	$(583,703,448)

12